GOING CONCERN (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Apr. 15, 2013	Jun. 30, 2013
GOING CONCERN [Abstract]
Net loss	$ (86,218)	$ 2	$ (201,239)	$ 4	$ (3,835)	$ (404,551)	$ (408,386)	$ (408,386)	$ (609,625)